Schedule of Components of Other Comprehensive Income on Pre-Tax and After-Tax Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pre-tax
Unrealized net holding gains (losses) arising during the period, net of related offsets	$ 75,239	$ 110,583	$ 176,743
Less: reclassification adjustment of realized capital gains and losses	431	28,264	(2,361)
Unrealized net capital gains and losses	74,808	82,319	179,104
Unrealized foreign currency translation adjustments	(642)	(262)
Other comprehensive income	74,166	82,057	179,104
Tax
Unrealized net holding gains (losses) arising during the period, net of related offsets	(26,333)	(38,704)	(61,860)
Less: reclassification adjustment of realized capital gains and losses	(151)	(9,892)	826
Unrealized net capital gains and losses	(26,182)	(28,812)	(62,686)
Unrealized foreign currency translation adjustments	225	92
Other comprehensive income	(25,957)	(28,720)	(62,686)
After-tax
Unrealized net holding gains (losses) arising during the period, net of related offsets	48,906	71,879	114,883
Less: reclassification adjustment of realized capital gains and losses	280	18,372	(1,535)
Unrealized net capital gains and losses	48,626	53,507	116,418
Unrealized foreign currency translation adjustments	(417)	(170)
Other comprehensive income	$ 48,209	$ 53,337	$ 116,418